ISSUANCE OF DEBT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Banco Supervielle S.A.
ISSUANCE OF DEBT SECURITIES
Summary of Outstanding obligations

								Book Value
Issuance date	Currency	Class	Amount	Amortization	Term Due	Maturity date	Annual Interest Rate	12/31/2024	12/31/2023
2/8/2024	$	H	20,877,777	Due date	12 months	2/8/2025	Variable Badlar rate of private banks + 5.25%	20,127,198	—
11/28/2024	u$s	I	30,000	Due date	6 months	05/28/2025	Nominal annual fixed interest rate of 4.70	31,030,668	—
								51,157,866	—